Statutory Financial Information (Tables)	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Schedule of Statutory Net Income Loss and Statutory Capital and Surplus

The following table summarizes the statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2018	2017	2016
Statutory net income (loss)
NLIC	$711	$1,039	$751
NLAIC	230	(277)	(227)
JNL	7	—	N/A
JNLNY	—	—	N/A
Statutory capital and surplus
NLIC	$6,845	$5,949	$5,208
NLAIC	1,468	1,340	968
JNL	43	35	N/A
JNLNY	7	7	N/A